Stock-Based Compensation (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2013
A summary of stock option activity

A summary of stock option activity for the six months ended June 30, 2013 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	101,494	$3.97
Granted	1,438,386	$18.00
Exercised	—	N/A
Forfeited or expired	—	N/A

Outstanding at June 30, 2013	1,539,880	$17.08	9.8	$1,424

Exercisable at June 30, 2013	33,831	$3.97	8.7	$475

A summary of stock option activity for the nine months ended September 30, 2013 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	101,494	$3.97
Granted	1,438,386	$18.00
Exercised	—	N/A
Forfeited or expired	—	N/A

Outstanding at September 30, 2013	1,539,880	$17.08	9.5	$1,424

Exercisable at September 30, 2013	42,289	$3.97	8.5	$593

Assumptions used to estimate the fair value of options granted

The following assumptions were used to estimate the fair value of options granted during the six months ended June 30, 2013:

Fair value of underlying common stock	$18.00
Volatility	40.00%
Dividend yield	—
Risk-free interest rate	1.08%
Weighted average expected term (years)	6.22

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options granted. The following assumptions were used to estimate the fair value of options granted during the nine months ended September 30, 2013 and 2012:

	Nine Months Ended September 30,
	2013	2012
Fair value of underlying common stock	$18.00	$3.97
Volatility	40.00%	18.00%
Dividend yield	—%	—%
Risk-free interest rate	1.08%	1.01%
Expected term (years)	6.22	5.75